FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2020
Fair value measurement [Abstract]
FAIR VALUE MEASUREMENT	FAIR VALUE MEASUREMENT
    IFRS 13 - Fair Value Measurement establishes a hierarchy that categorizes into three levels the inputs to the valuation techniques used to measure fair value by giving the highest priority to quoted prices (unadjusted) in active markets for identical assets and liabilities (level 1 inputs) and the lowest priority to unobservable inputs (level 3 inputs). In some cases, the inputs used to measure the fair value of an asset or a liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy at the lowest level input that is significant to the entire measurement.
    Levels used in the hierarchy are as follows:
•Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets and liabilities that the Group can access at the measurement date.
•Level 2 inputs are inputs other than quoted prices included within level 1 that are observable for the assets or liabilities, either directly or indirectly.
•Level 3 inputs are unobservable inputs for the assets and liabilities.
    Assets and liabilities that are measured at fair value on a recurring basis
    The following table shows the fair value hierarchy for financial assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and 2019:

		At December 31, 2020
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Investments and other financial assets - Liberty Media Shares	16	7,163	—	—	7,163
Current financial assets	19	—	38,636	—	38,636
Total assets		7,163	38,636	—	45,799
Other financial liabilities	19	—	2,140	—	2,140
Total liabilities		—	2,140	—	2,140

		At December 31, 2019
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Investments and other financial assets - Liberty Media Shares	16	7,674	—	—	7,674
Current financial assets	19	—	9,423	—	9,423
Total assets		7,674	9,423	—	17,097
Other financial liabilities	19	—	14,791	—	14,791
Total liabilities		—	14,791	—	14,791

There were no transfers between fair value hierarchy levels between 2019 and 2020.
    The fair value of current financial assets and other financial liabilities relates to derivative financial instruments and is measured by taking into consideration market parameters at the balance sheet date, using widely-accepted valuation techniques. In particular, the fair value of foreign currency derivatives (forward contracts, currency swaps and options) and interest rate caps is determined by taking the prevailing foreign currency exchange rate and interest rates, as applicable, at the balance sheet date.
    The par value of cash and cash equivalents usually approximates fair value due to the short maturity of these instruments, which consist primarily of bank current accounts.
    Assets and liabilities not measured at fair value on a recurring basis
    For financial instruments represented by short-term receivables and payables, for which the present value of future cash flows does not differ significantly from carrying value, the Group assumes that carrying value is a reasonable approximation of the fair value. In particular, the carrying amount of current receivables and other current assets and of trade payables and other liabilities approximates their fair value.
    The following table represents carrying amount and fair value for the most relevant categories of financial assets and liabilities not measured at fair value on a recurring basis:

		At December 31,
		2020		2019
	Note	Carrying amount	Fair value	Carrying amount	Fair value
		(€ thousand)
Receivables from financing activities	18	939,607	939,607	966,448	966,448
Client financing		925,878	925,878	950,842	950,842
Dealer financing		13,729	13,729	15,606	15,606
Total		939,607	939,607	966,448	966,448

Debt	24	2,724,745	2,755,516	2,089,737	2,103,871